Note 25 - Other Expenses - Other Operating Expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Amortization of intangible assets	$ 16,699	$ 15,941
Depreciation of property, plant and equipment	4,115	6,579
Provision for doubtful accounts	56,331	56,041
Share-based compensation	18,353	6,076
	$ 95,498	$ 84,637